Accounting policies (Share Purchase Agreement) (Details) - Subsequent Events [Member] - Ordinary Shares [Member] - USD ($)	May. 11, 2016	May. 09, 2016
Subsequent Event [Line Items]
Number of ordinary shares agreed to be sold through share purchase agreement		1,900,000
Value of ordinary shares agreed to be sold through share purchase agreement		$ 7,000,000
Total number of shares to be issued within 30 working days upon receipt of payment		95,000
Proceeds from issuance of ordinary shares	$ 350,000
Total remaining balance due from investors before July 31, 2016		$ 6,650,000
Total number of shares to be issued within 30 working days of July 31, 2016 payment		1,805,000